Income Taxes (Summary Of Accumulated NOLs Expiration) (Details) (USD $)	Oct. 31, 2014
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 6,305,000
State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	3,271,000
Internartional [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,885,000
2015 [Member] | State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	3,192,000
2015 [Member] | Internartional [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	871,000
2016 [Member] | Internartional [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	773,000
2017 [Member] | Internartional [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	324,000
2018 [Member] | Internartional [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	171,000
2019 [Member] | State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	4,000
2020 [Member] | Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	5,355,000
2020 [Member] | Internartional [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	92,000
2021 [Member] | Internartional [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	121,000
2022 [Member] | Internartional [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	268,000
2023 [Member] | Internartional [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	265,000
2024 [Member] | Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	4,000
2025 [Member] | State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	75,000
2030 [Member] | Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 946,000